Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Valpey-Fisher acquisition [Member], Fair Values [Member], USD $)
In Thousands, unless otherwise specified
Jan. 23, 2012
Valpey-Fisher acquisition [Member] | Fair Values [Member]
Fair Values Of Assets Acquired And Liabilities Assumed [Abstract]
Cash acquired	$ 3,578